Quarterly Holdings Report
for

Fidelity® International Growth Fund

July 31, 2019

IGF-QTLY-0919
1.863103.111

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Australia - 3.1%
CSL Ltd.	603,255	$94,133,351
Austria - 0.5%
Andritz AG	402,621	14,422,899
Bailiwick of Jersey - 1.2%
Experian PLC	1,178,400	35,826,306
Belgium - 0.5%
KBC Groep NV	237,308	15,310,153
Brazil - 0.9%
BM&F BOVESPA SA	2,411,600	26,660,396
Canada - 2.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	279,900	17,157,077
Canadian National Railway Co.	138,100	13,071,262
Canadian Pacific Railway Ltd.	85,100	20,318,125
Franco-Nevada Corp.	161,600	14,044,189
Pason Systems, Inc.	362,800	4,876,551
PrairieSky Royalty Ltd. (a)	384,700	5,153,429

TOTAL CANADA		74,620,633

Cayman Islands - 1.4%
Alibaba Group Holding Ltd. sponsored ADR (b)	252,900	43,779,519
Denmark - 0.2%
Jyske Bank A/S (Reg.)	191,600	6,115,135
Finland - 0.1%
Tikkurila Oyj	294,104	4,584,070
France - 5.9%
Edenred SA	642,048	32,296,350
Elis SA	371,836	6,907,025
Legrand SA	363,100	25,668,635
LVMH Moet Hennessy Louis Vuitton SE	151,800	62,702,381
Safran SA	368,200	52,926,522

TOTAL FRANCE		180,500,913

Germany - 9.1%
Deutsche Borse AG	233,600	32,428,935
Linde PLC	354,679	68,219,402
MTU Aero Engines Holdings AG	160,200	40,167,827
SAP SE	930,201	113,704,102
Vonovia SE	487,200	23,870,763

TOTAL GERMANY		278,391,029

Hong Kong - 4.8%
AIA Group Ltd.	10,596,200	108,460,249
Hong Kong Exchanges and Clearing Ltd.	1,121,500	37,689,530

TOTAL HONG KONG		146,149,779

India - 1.5%
Housing Development Finance Corp. Ltd.	1,460,778	44,851,768
Ireland - 1.7%
CRH PLC sponsored ADR	1,552,566	51,793,602
Italy - 0.5%
Interpump Group SpA	557,226	15,717,317
Japan - 11.9%
Azbil Corp.	830,270	19,957,313
DENSO Corp.	487,200	20,679,432
East Japan Railway Co.	262,800	24,092,199
Fanuc Corp.	165,600	29,431,500
Hoya Corp.	619,900	47,892,816
Keyence Corp.	145,324	84,330,399
Komatsu Ltd.	736,300	16,463,970
Misumi Group, Inc.	1,484,300	33,754,556
Nabtesco Corp.	501,000	13,636,005
OSG Corp.	691,300	13,833,625
SHO-BOND Holdings Co. Ltd.	474,800	16,344,572
USS Co. Ltd.	2,169,400	43,212,518

TOTAL JAPAN		363,628,905

Kenya - 0.4%
Safaricom Ltd.	49,757,100	13,102,783
Korea (South) - 0.3%
BGF Retail Co. Ltd.	61,472	10,517,914
Netherlands - 3.7%
ASML Holding NV (Netherlands)	500,100	111,434,362
New Zealand - 0.6%
Auckland International Airport Ltd.	2,898,440	17,657,403
Norway - 0.9%
Adevinta ASA:
Class A (b)	25,000	280,575
Class B	995,967	11,076,546
Schibsted ASA (B Shares)	585,400	15,122,789

TOTAL NORWAY		26,479,910

South Africa - 1.9%
Clicks Group Ltd.	1,361,738	19,339,979
Naspers Ltd. Class N	154,300	37,612,213

TOTAL SOUTH AFRICA		56,952,192

Spain - 2.9%
Amadeus IT Holding SA Class A	868,400	68,599,709
Merlin Properties Socimi SA	503,100	6,878,106
Prosegur Compania de Seguridad SA (Reg.)	2,777,449	12,968,815

TOTAL SPAIN		88,446,630

Sweden - 5.1%
ASSA ABLOY AB (B Shares)	3,331,083	76,405,497
Atlas Copco AB (A Shares)	1,388,800	42,693,606
Epiroc AB Class A	2,093,500	22,990,850
Fagerhult AB	795,843	4,942,485
Loomis AB (B Shares)	234,727	8,090,474

TOTAL SWEDEN		155,122,912

Switzerland - 10.6%
Nestle SA (Reg. S)	1,711,349	181,552,237
Roche Holding AG (participation certificate)	379,283	101,520,861
Schindler Holding AG:
(participation certificate)	157,258	36,399,167
(Reg.)	18,350	4,136,615

TOTAL SWITZERLAND		323,608,880

Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,587,000	37,673,706
United Kingdom - 5.6%
BAE Systems PLC	1,847,000	12,270,982
Elementis PLC	2,617,462	4,806,474
Informa PLC	1,524,466	16,203,113
InterContinental Hotel Group PLC ADR	837,970	58,783,596
Prudential PLC	2,265,365	46,608,152
Rightmove PLC	2,109,100	13,552,807
Spectris PLC	564,257	17,470,472

TOTAL UNITED KINGDOM		169,695,596

United States of America - 19.8%
Alphabet, Inc. Class A (b)	23,236	28,306,095
Autoliv, Inc.	256,369	18,497,023
Berkshire Hathaway, Inc. Class B (b)	148,484	30,503,068
Black Knight, Inc. (b)	390,200	24,707,464
Lam Research Corp.	59,300	12,370,573
Marsh & McLennan Companies, Inc.	427,451	42,232,159
Martin Marietta Materials, Inc.	154,700	38,326,925
MasterCard, Inc. Class A	335,700	91,401,039
Moody's Corp.	171,800	36,823,612
MSCI, Inc.	186,500	42,380,260
PayPal Holdings, Inc. (b)	209,700	23,150,880
PriceSmart, Inc.	125,731	7,669,591
ResMed, Inc.	320,500	41,248,350
S&P Global, Inc.	162,600	39,828,870
Sherwin-Williams Co.	82,900	42,531,016
Visa, Inc. Class A	479,960	85,432,880

TOTAL UNITED STATES OF AMERICA		605,409,805

TOTAL COMMON STOCKS
(Cost $2,298,484,498)		3,012,587,868

Money Market Funds - 1.2%
Fidelity Cash Central Fund 2.43% (c)	31,143,281	31,149,510
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	5,306,949	5,307,480
TOTAL MONEY MARKET FUNDS
(Cost $36,455,847)		36,456,990
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,334,940,345)		3,049,044,858
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,290,563
NET ASSETS - 100%		$3,051,335,421

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,816,553
Fidelity Securities Lending Cash Central Fund	96,448
Total	$1,913,001

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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